SIGNIFICANT ACCOUNTING POLICIES SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Document Information [Line Items]
Equity	$ 11,106	$ 11,067	$ 11,685	$ 10,313
Increase (decrease) due to application of IFRS 15 [member]
Document Information [Line Items]
Equity		64
Equity attributable to owners of parent [member]
Document Information [Line Items]
Equity	9,356	9,286	$ 9,642	$ 7,935
Equity attributable to owners of parent [member] | Increase (decrease) due to application of IFRS 15 [member]
Document Information [Line Items]
Equity	$ 64	$ 64